SUBSIDIARIES - Disclosure of subsidiaries (Details)	12 Months Ended
Dec. 31, 2019
Loncor Resources Congo SARL [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Nevada Bob's Franchising, Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Devon Resources SARL [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Navarro Resources SARL [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Loncor Kilo Inc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
KGL Somituri SARL [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	71.25%
KGL Isiro Atlantic Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%